UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Institutional Class

LSBDX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.64% from 0.65%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSBDX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2025

M-LSTB88I-0625

Retail Class

LSBRX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$46	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.89% from 0.90%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSBRX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2025

M-LSTB88R-0625

Admin Class

LBFAX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$57	1.13%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.14% from 1.15%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LBFAX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2025

M-LSTB88AD-0625

Class N

LSBNX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.59% from 0.60%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSBNX

Loomis Sayles Bond Fund

Semi-annual Shareholder Report

June 30, 2025

M-LSTB88N-0625

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Semi-annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$27	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Total Net Assets	$209,458,205
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	637
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$380,787

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.4%
Short-Term Investments	5.8%
Finance Companies	3.6%
ABS Home Equity	3.7%
Collateralized Loan Obligations	4.1%
Banking	4.4%
ABS Car Loan	4.5%
ABS Other	6.5%
Technology	6.9%
Treasuries	19.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.7
US Treasury	16.7
Not ratedFootnote Reference^	17.6
CCC	0.6
B	1.4
BB	7.4
BBB	42.1
A	6.1
AA	1.7
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Semi-annual Shareholder Report

June 30, 2025

M-LSTIG88I-0625

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Loomis Sayles Bond Fund
Loomis Sayles Investment Grade Fixed Income Fund
Semi-annual Financial Statements and Other Important Information
June 30, 2025

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.5% of Net Assets

Non-Convertible Bonds — 86.2%
	ABS Car Loan — 2.2%
$569,658	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$568,850
2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	2,039,397
2,045,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	2,059,635
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,320,534
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	1,744,897
1,095,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	1,100,093
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	1,164,525
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	1,170,072
1,465,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	1,478,411
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,394,424
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	787,547
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,182,376
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,234,744
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	179,104
1,277,525	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	1,243,669
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,904,570
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	922,373
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	$2,442,421
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,449,739
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,713,302
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,331,189
1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	1,975,836
1,672,479	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	1,680,410
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,887,773
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,864,299
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,933,715
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,184,661
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,992,539
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,280,801
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	222,061
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	796,974
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	378,023
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,042,937
3,102,500	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	3,101,715
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	532,205
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	$132,243
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	164,133
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	451,888
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	375,406
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,604,257
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,829,340
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	513,943
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	318,453
680,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	690,100
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	446,801
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,580,250
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,639,294
		96,051,929
	ABS Credit Card — 0.8%
9,695,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	9,842,131
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,967,323
4,035,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	4,038,806
3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	3,970,983
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	$4,767,599
3,905,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	3,929,699
		33,516,541
	ABS Home Equity — 3.5%
2,683,025	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,573,933
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,455,302
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	2,040,949
5,175,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,216,840
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,874,844
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,716,982
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	5,060,576
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	2,994,837
1,222,062	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,049,314
12,526,902	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	12,005,481
6,268,250	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,982,796
5,733,212	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	5,731,880
1,886,020	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	1,885,680
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,548,317
6,000,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	6,046,037
6,090,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	6,155,260
3,025,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	3,014,291
2,855,285	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,676,288
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$4,949,336	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	$4,951,501
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	1,604,277
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	1,123,137
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,423,035
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	895,966
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,374,424
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,239,412
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,864,097
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,321,539
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,595,463
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,101,144
3,913,414	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	3,962,884
1,023,329	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	1,027,243
2,487,578	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	2,486,845
1,040,714	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	1,049,227
4,076,186	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	4,120,389
931,195	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	927,691
3,144,533	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	3,188,333
6,220,232	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	6,440,900
7,175,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	7,171,170
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,287,805
373,455	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	366,691
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	$1,047,805
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,955,343
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	5,201,280
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,716,954
		152,474,162
	ABS Other — 6.1%
9,720,929	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	9,900,922
4,045,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	4,062,887
550,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	555,088
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,384,976
4,740,159	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	4,834,891
15,290,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	15,216,272
1,012,223	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	988,771
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	2,215,031
9,415,441	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	9,309,062
1,960,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	2,006,564
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	548,875
1,320,000	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,324,504
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,365,627
2,038,004	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	1,933,794
4,500,000	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	4,444,839
2,542,523	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	2,351,621
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$9,611,936	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	$9,177,150
4,250,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	4,303,167
4,325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	4,360,651
1,840,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	1,846,740
3,360,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	3,198,276
900,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	916,483
303,555	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	287,078
2,920,358	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	2,836,113
1,161,151	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,213,869
574,195	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	581,261
4,560,000	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	4,623,416
3,240,000	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	3,242,948
530,270	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	527,999
1,174,703	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	1,166,930
3,075,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	3,123,505
4,840,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	5,089,812
6,970,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	7,823,906
1,557,625	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,575,160
291,632	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	296,194
257,781	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	262,750
30,304	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	29,496
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$540,530	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	$547,860
870,595	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	869,422
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,233,246
665,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	677,519
2,719,300	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	2,679,690
5,780,605	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	5,722,920
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,660,848
434,953	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	426,293
1,182,813	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,150,260
5,314,693	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	5,006,914
815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	840,845
1,100,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	1,106,062
3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	3,850,676
810,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	833,730
4,523,632	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	4,256,559
11,802,492	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	11,031,684
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	4,978,214
3,210,000	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	3,218,584
1,701,779	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	1,722,781
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	777,735
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,317,776
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,115,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	$1,133,983
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,340,508
4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	4,081,587
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	727,650
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	735,525
1,396,500	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	1,370,445
5,335,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,455,694
834,402	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	809,987
5,419,852	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	5,454,425
1,615,000	SLAM Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	1,669,665
430,595	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	447,054
2,412,328	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	2,458,872
744,884	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	681,932
1,990,691	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	1,043,849
5,591,147	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	5,171,905
1,975,250	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,870,104
682,638	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	604,053
1,691,714	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,648,607
7,270,000	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	7,271,207
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.741%, 11/15/2027(a)(b)	10,203,802
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	$1,677,417
2,750,011	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	2,603,474
4,291,538	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	4,360,777
6,518,057	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	6,322,651
375,045	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	368,277
10,886,191	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,119,357
1,459,126	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,502,770
1,800,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	1,881,824
1,800,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.170%, 4/20/2054(a)	1,938,079
		266,791,726
	ABS Residential Mortgage — 1.4%
1,650,709	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	1,659,047
12,083,723	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	12,166,533
4,367,116	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	4,403,712
1,446,253	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	1,446,226
2,015,224	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	2,018,378
3,375,699	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	3,379,973
3,105,000	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	3,105,217
8,017,504	PRPM LLC, Series 2021-4, Class A1, 5.867%, 4/25/2026(a)(b)	8,025,078
9,510,560	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	9,551,479
9,173,648	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	9,175,658
7,715,941	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	7,720,905
645,440	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	645,169
		63,297,375
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — 0.7%
$1,843,484	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	$1,883,662
3,335,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,411,982
1,593,256	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,511,948
503,145	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	413,944
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,821,107
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	4,018,536
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,874,330
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,063,827
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,819,935
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	738,821
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	5,092,260
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	5,995,919
		31,646,271
	ABS Whole Business — 0.7%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,607,004
402,550	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	396,603
2,147,300	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,266,212
3,336,000	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	3,041,432
1,614,562	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,665,606
3,420,900	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,256,935
198,338	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	193,139
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$774,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	$714,305
7,880,450	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	7,991,178
3,010,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	3,085,470
		32,217,884
	Aerospace & Defense — 1.8%
1,655,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	1,701,936
840,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	864,916
12,675,000	Boeing Co., 3.625%, 2/01/2031	11,941,423
9,895,000	Boeing Co., 5.150%, 5/01/2030	10,074,095
24,315,000	Boeing Co., 5.805%, 5/01/2050	23,318,104
555,000	Boeing Co., 5.930%, 5/01/2060	527,562
2,960,000	Boeing Co., 6.528%, 5/01/2034	3,216,124
12,190,000	Boeing Co., 6.858%, 5/01/2054	13,344,587
3,805,000	Boeing Co., 7.008%, 5/01/2064	4,179,210
10,520,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	10,805,928
		79,973,885
	Apartment REITs — 0.1%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	2,639,846
	Automotive — 0.4%
3,635,000	BorgWarner, Inc., 5.400%, 8/15/2034	3,675,983
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,212,250
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,312,271
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	4,704,386
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,411,056
		18,315,946
	Banking — 3.6%
15,215,000	Bank of America Corp., (fixed rate to 1/24/2035, variable rate thereafter), 5.511%, 1/24/2036	15,644,284
28,585,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	29,046,308
2,930,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	2,960,053
14,045,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	14,604,075
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$16,035,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	$16,560,531
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	18,183,109
2,795,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	2,819,369
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,612,854
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,762,998
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	9,145,710
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	462,959
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	9,296,704
4,690,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	4,247,248
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	22,270,481
		158,616,683
	Brokerage — 0.8%
5,235,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	5,307,788
5,915,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	6,086,278
2,275,000	Citadel LP, 6.000%, 1/23/2030(a)	2,352,123
1,725,000	Citadel LP, 6.375%, 1/23/2032(a)	1,801,287
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	12,285,479
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,938,914
		33,771,869
	Building Materials — 1.5%
3,325,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	3,373,749
23,309,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	21,488,008
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	15,107,787
5,495,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	5,542,982
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$7,820,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	$7,949,843
13,890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	14,283,364
		67,745,733
	Cable Satellite — 4.3%
40,540,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	26,120,585
1,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	1,284,110
1,275,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	1,083,230
2,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	2,210,899
4,360,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	4,651,936
1,910,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	2,045,305
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	5,501,539
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	670,237
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	573,503
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	21,435,356
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	774,225
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	17,720,588
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	687,474
6,285,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	6,101,625
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	24,139,500
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	9,149,656
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	13,074,732
41,025,000	EchoStar Corp., 10.750%, 11/30/2029	42,255,750
12,146,821	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	11,085,558
970,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,001,835
		191,567,643
	Construction Machinery — 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,329,282
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	$3,458,999
4,640,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	4,748,831
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,562,008
		22,099,120
	Consumer Cyclical Services — 0.6%
18,830,000	Expedia Group, Inc., 5.400%, 2/15/2035	18,959,793
5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,314,303
3,715,000	Uber Technologies, Inc., 4.800%, 9/15/2034	3,649,008
		27,923,104
	Consumer Products — 0.1%
1,350,000	Whirlpool Corp., 6.125%, 6/15/2030	1,361,865
1,452,000	Whirlpool Corp., 6.500%, 6/15/2033	1,456,650
		2,818,515
	Electric — 0.8%
26,419,242	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	25,312,956
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,353,898
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,929,677
		34,596,531
	Finance Companies — 3.9%
19,290,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	17,476,544
7,790,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	6,869,523
14,055,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	13,748,206
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	153,296
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,819,798
2,060,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.268%, 1/15/2067(a)(b)	1,432,586
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	17,067,048
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,344,048
2,825,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	2,848,277
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,406,395
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	7,019,575
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	$14,370,120
3,160,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,218,970
635,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	641,843
1,190,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,226,631
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,763,814
5,205,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	5,262,999
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	678,570
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,471,057
12,509,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	11,886,799
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	26,643,449
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	14,080,287
6,165,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	6,254,228
		171,684,063
	Financial Other — 0.2%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	579,718
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	156,400
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	61,838
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	109,012
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	156,187
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	40,163
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	30,288
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	280,458
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	98,911
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	579,720
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	815,058
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	76,032
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	98,688
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	1,000,528
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	$53,675
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	70,129
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	412,003
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	351,917
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	305,042
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	20,500
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	75,795
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	232,862
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	73,631
1,622,131	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	191,363
1,626,071	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	195,129
3,260,033	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	391,204
4,901,898	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	587,394
4,913,760	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	589,651
2,313,774	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	277,977
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	36,400
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	254,490
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	14,300
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	224,314
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	441,437
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	109,936
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	291,812
		9,283,962
	Food & Beverage — 0.8%
1,380,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	1,506,498
9,610,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	9,624,126
4,060,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	4,206,079
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — continued
$17,905,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	$16,119,023
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	959,303
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,909,936
		35,324,965
	Gaming — 0.3%
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	5,113,465
4,670,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	4,683,604
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	427,556
2,325,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	2,432,908
		12,657,533
	Government Owned - No Guarantee — 0.1%
4,545,000	Ecopetrol SA, 8.375%, 1/19/2036	4,385,318
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	176,298
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	420,074
		4,981,690
	Health Insurance — 0.5%
8,301,000	Centene Corp., 3.000%, 10/15/2030	7,417,118
7,400,000	Centene Corp., 3.375%, 2/15/2030	6,815,648
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,889,055
		20,121,821
	Healthcare — 0.6%
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	140,906
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,657,804
10,885,000	HCA, Inc., 5.500%, 6/01/2033	11,144,188
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,617,838
		25,560,736
	Home Construction — 0.4%
3,265,000	DR Horton, Inc., 5.500%, 10/15/2035	3,324,602
15,560,000	Meritage Homes Corp., 5.650%, 3/15/2035	15,604,191
		18,928,793
	Independent Energy — 3.1%
7,370,000	Aker BP ASA, 4.000%, 1/15/2031(a)	6,999,868
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	4,003,732
22,355,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	22,210,012
2,475,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	2,534,180
1,925,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,954,333
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	12,370,641
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$45,285,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	$45,719,003
2,190,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	2,083,237
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	11,509,200
11,721,000	EQT Corp., 3.625%, 5/15/2031(a)	10,864,081
810,000	EQT Corp., 7.000%, 2/01/2030	878,072
320,000	Matador Resources Co., 6.500%, 4/15/2032(a)	320,167
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,080,235
1,165,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,209,061
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	270,500
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	124,200
4,575,000	SM Energy Co., 6.750%, 8/01/2029(a)	4,558,181
2,465,000	Var Energi ASA, 6.500%, 5/22/2035(a)	2,549,188
2,230,000	Var Energi ASA, 8.000%, 11/15/2032(a)	2,527,322
3,125,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	3,315,891
		138,081,104
	Leisure — 2.0%
13,160,000	Carnival Corp., 5.750%, 3/01/2027(a)	13,268,659
10,875,000	Carnival Corp., 5.750%, 3/15/2030(a)	11,059,005
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	3,450,659
9,775,000	Carnival Corp., 6.125%, 2/15/2033(a)	10,001,311
1,585,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,586,981
2,280,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,329,313
435,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	458,569
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,755,110
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	19,013,680
9,215,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	9,271,295
11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	11,308,878
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,245,144
		89,748,604
	Life Insurance — 3.4%
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,671,779
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,410,172
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,608,401
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	63,596,829
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	51,010,711
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	14,050,103
		149,347,995
Principal Amount (‡)	Description	Value (†)

	Lodging — 1.0%
$2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	$2,025,680
2,195,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,229,084
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,303,435
9,975,000	Marriott International, Inc., 5.500%, 4/15/2037	9,976,653
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,911,302
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	10,089,833
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	10,137,801
		45,673,788
	Media Entertainment — 0.9%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,766,241
2,765,000	AppLovin Corp., 5.375%, 12/01/2031	2,813,593
13,775,000	AppLovin Corp., 5.500%, 12/01/2034	13,985,696
373,000	Discovery Communications LLC, 3.625%, 5/15/2030	329,303
2,220,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,542,101
464,800	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	344,133
7,124,450	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	5,516,960
11,764,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	8,749,475
2,885,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	1,700,419
		39,747,921
	Metals & Mining — 2.8%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	20,973,967
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	520,479
18,322,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	16,498,961
1,670,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	1,703,666
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	20,275,478
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	16,184,636
35,360,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	38,344,752
210,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	210,979
1,341,000	Mineral Resources Ltd., 8.500%, 5/01/2030(a)	1,334,366
635,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	649,864
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$5,290,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	$5,295,616
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,071,414
		124,064,178
	Midstream — 2.6%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	3,079,259
4,825,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	5,036,505
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,283,220
17,920,000	Energy Transfer LP, 5.600%, 9/01/2034	18,199,803
4,785,000	Energy Transfer LP, 5.700%, 4/01/2035	4,873,970
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,600,716
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	234,095
2,750,000	Targa Resources Corp., 5.500%, 2/15/2035	2,759,634
25,580,000	Targa Resources Corp., 5.550%, 8/15/2035	25,709,416
1,625,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	1,687,783
10,333,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	11,064,814
10,357,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	11,210,645
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,939,392
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,094,655
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	985,040
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	719,254
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,134,372
2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	2,329,412
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,582,810
		112,524,795
	Mortgage Related — 0.0%
2,993	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	2,979
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,747,335
	Non-Agency Commercial Mortgage-Backed Securities — 2.3%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	455,830
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.933%, 12/15/2038(a)(b)	$261,396
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.182%, 12/15/2038(a)(b)	10,840,592
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.544%, 8/15/2039(a)(b)	7,791,324
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	422,486
3,765,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(b)	3,763,823
20,150,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.755%, 3/15/2042(a)(b)	19,977,395
123,444	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	118,481
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,864,205
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	522,239
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,913,819
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	6,050,392
3,705,384	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.127%, 7/15/2038(a)(b)	3,707,700
6,866,111	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.677%, 7/15/2038(a)(b)	6,874,693
1,591,948	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,541,329
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	2,688,400
1,500,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	1,302,213
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	412,171
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	$3,268,967
2,165,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.312%, 1/15/2042(a)(b)	2,152,088
1,405,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	1,410,246
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.212%, 8/15/2046(b)	1,129,494
1,158,504	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,099,073
2,005,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	1,887,683
414,926	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.915%, 7/15/2046(b)	397,300
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,614,541
1,059,312	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,000,449
7,646,649	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	7,187,850
2,014,432	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,789,822
		100,446,001
	Oil Field Services — 0.3%
16,890,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	15,398,286
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,746,965
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,446,569
		16,193,534
	Pharmaceuticals — 2.3%
20,290,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	17,115,528
9,625,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	9,895,510
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	9,964,520
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	8,789,667
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$1,975,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$1,936,638
29,972,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	21,554,409
9,412,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	9,395,527
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,605,750
285,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	291,048
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	6,021,613
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,489,807
635,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	646,389
		100,706,406
	Property & Casualty Insurance — 0.6%
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	988,146
2,555,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	2,556,205
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,581,364
1,780,000	Brown & Brown, Inc., 5.550%, 6/23/2035	1,815,132
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,506,030
13,985,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.778%, 1/15/2033(a)(b)(f)	559,400
80,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.778%, 1/15/2033(b)(f)	3,200
7,800,000	Stewart Information Services Corp., 3.600%, 11/15/2031	6,974,512
		27,983,989
	Restaurants — 0.1%
6,435,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,525,881
	Retailers — 0.4%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,927,151
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,323,414
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,348,302
4,015,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,928,512
		18,527,379
	Sovereigns — 3.3%
7,405,000	Chile Government International Bonds, 3.100%, 1/22/2061	4,478,396
15,945,000	Chile Government International Bonds, 3.250%, 9/21/2071	9,660,278
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$2,835,000	Chile Government International Bonds, 4.340%, 3/07/2042	$2,451,169
2,265,000	Chile Government International Bonds, 5.650%, 1/13/2037	2,333,176
11,145,000	Colombia Government International Bonds, 8.000%, 4/20/2033	11,523,150
6,210,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,116,602
14,165,000	Oman Government International Bonds, 6.000%, 8/01/2029	14,829,678
4,800,000	Philippines Government International Bonds, 2.650%, 12/10/2045	3,114,326
6,770,000	Philippines Government International Bonds, 2.950%, 5/05/2045	4,617,140
5,815,000	Philippines Government International Bonds, 5.900%, 2/04/2050	5,931,525
2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,482,808
3,400,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	2,994,324
770,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	927,953
7,355,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	8,883,888
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	201,159
13,400,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	13,769,840
4,680,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	4,823,863
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,091,862
4,560,000	Romania Government International Bonds, 5.625%, 2/22/2036, (EUR)	5,111,539
23,120,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	27,355,227
7,430,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	8,817,815
		144,515,718
	Technology — 4.4%
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,765,386
3,950,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,378,570
11,215,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	9,459,171
7,070,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,411,986
10,988,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	9,815,506
3,450,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,323,531
19,353,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	17,812,956
12,400,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	12,365,716
15,050,000	Entegris, Inc., 4.750%, 4/15/2029(a)	14,883,103
6,840,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	6,902,694
5,235,000	Gartner, Inc., 3.625%, 6/15/2029(a)	4,977,275
920,000	Gartner, Inc., 3.750%, 10/01/2030(a)	860,898
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	$7,670,861
2,515,000	Leidos, Inc., 5.400%, 3/15/2032	2,566,941
5,090,000	Leidos, Inc., 5.500%, 3/15/2035	5,167,596
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,907,676
19,360,000	Micron Technology, Inc., 5.875%, 9/15/2033	20,225,528
1,825,000	Micron Technology, Inc., 6.050%, 11/01/2035	1,909,980
17,490,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	17,832,730
4,415,000	NetApp, Inc., 5.500%, 3/17/2032	4,547,594
3,535,000	NetApp, Inc., 5.700%, 3/17/2035	3,630,314
3,240,000	Paychex, Inc., 5.600%, 4/15/2035	3,349,064
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,036,393
2,825,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,575,049
685,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	653,972
6,610,000	Synopsys, Inc., 5.700%, 4/01/2055	6,572,048
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,892,458
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	6,280,833
		195,775,829
	Treasuries — 17.7%
109,261(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	17,636,173
4,905,000	Bundesschatzanweisungen, 2.200%, 3/11/2027, (EUR)	5,811,070
4,157,113(h )	Mexico Bonos, 7.750%, 11/23/2034, (MXN)	20,195,711
173,145,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	9,141,662
526,600,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	25,719,182
111,720,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	2,741,164
740,495,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	18,401,964
20,870,000	U.K. Gilts, 4.500%, 3/07/2035, (GBP)	28,659,841
217,000,000	U.S. Treasury Notes, 3.750%, 4/30/2027	216,966,094
339,560,000	U.S. Treasury Notes, 4.000%, 3/31/2030	342,716,848
75,315,000	U.S. Treasury Notes, 4.875%, 4/30/2026(i)	75,785,719
278,295,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	6,933,690
281,405,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,433,194
		778,142,312
	Wireless — 1.4%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	17,597,467
3,695,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,547,422
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	$11,081,579
22,875,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	22,162,572
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,859,644
		60,248,684
	Wirelines — 0.4%
12,095,000	AT&T, Inc., 5.375%, 8/15/2035	12,315,774
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,707,687
		16,023,461
	Total Non-Convertible Bonds (Identified Cost $3,986,665,763)	3,797,034,505

Convertible Bonds — 1.5%
	Brokerage — 0.0%
842,000	Coinbase Global, Inc., 0.250%, 4/01/2030	1,099,231
	Cable Satellite — 0.2%
7,816,232	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	9,203,613
	Consumer Cyclical Services — 0.1%
1,227,000	DoorDash, Inc., Zero Coupon, 0.000%, 5/15/2030(a)(j)	1,329,277
1,239,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,767,434
		3,096,711
	Diversified Manufacturing — 0.1%
919,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	1,100,870
556,000	Bloom Energy Corp., 3.000%, 6/01/2028	822,324
912,000	Itron, Inc., 1.375%, 7/15/2030	1,084,368
		3,007,562
	Electric — 0.1%
1,812,000	Evergy, Inc., 4.500%, 12/15/2027	2,119,134
601,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	650,883
		2,770,017
	Food & Beverage — 0.0%
2,097,000	Post Holdings, Inc., 2.500%, 8/15/2027	2,393,726
	Independent Energy — 0.1%
1,648,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	1,718,040
455,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	1,096,778
		2,814,818
	Industrial Other — 0.1%
1,343,000	Fluor Corp., 1.125%, 8/15/2029	1,762,016
620,000	Granite Construction, Inc., 3.750%, 5/15/2028	1,287,430
		3,049,446
Principal Amount (‡)	Description	Value (†)

	Leisure — 0.1%
$1,131,000	Carnival Corp., 5.750%, 12/01/2027	$2,487,634
2,658,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	2,842,399
		5,330,033
	Media Entertainment — 0.1%
1,225,000	Sea Ltd., 2.375%, 12/01/2025	2,175,948
518,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(j)	784,718
		2,960,666
	Pharmaceuticals — 0.1%
5,312,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	5,000,165
1,512,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	1,602,720
		6,602,885
	Retailers — 0.0%
726,000	Freshpet, Inc., 3.000%, 4/01/2028	901,692
	Technology — 0.5%
2,200,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(a)(j)	2,260,500
3,626,000	Datadog, Inc., Zero Coupon, 0.000%–3.296%, 12/01/2029(a)(k)	3,464,643
2,082,000	Global Payments, Inc., 1.500%, 3/01/2031	1,859,226
1,434,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	1,690,686
557,000	InterDigital, Inc., 3.500%, 6/01/2027	1,622,262
1,184,000	Nutanix, Inc., 0.250%, 10/01/2027	1,665,888
2,377,000	Parsons Corp., 2.625%, 3/01/2029	2,526,751
1,828,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(a)(j)	1,913,687
633,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,138,451
1,364,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(j)	2,122,384
846,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	1,039,734
882,000	Vertex, Inc., 0.750%, 5/01/2029	1,054,447
		22,358,659
	Total Convertible Bonds (Identified Cost $60,629,329)	65,589,059

Municipals — 0.8%
	Virginia — 0.8%
41,590,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $40,974,185)	32,727,753
	Total Bonds and Notes (Identified Cost $4,088,269,277)	3,895,351,317

See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

Senior Loans — 4.2%
	Aerospace & Defense — 0.1%
$1,012,213	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.796%, 2/28/2031(b)(l)	$1,013,934
1,647,679	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.046%, 8/24/2028(b)(l)	1,652,968
		2,666,902
	Brokerage — 0.0%
2,154,586	Citadel Securities LP, 2024 First Lien Term Loan, 10/31/2031(m)	2,162,408
	Cable Satellite — 0.0%
2,256,938	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.812%, 1/18/2028(b)(l)	2,223,106
	Construction Machinery — 0.1%
1,840,000	Herc Holdings, Inc., Term Loan B, 6/02/2032(m)	1,845,373
1,591,013	Terex Corp., 2024 Term Loan B, 10/08/2031(m)	1,598,808
		3,444,181
	Diversified Manufacturing — 0.3%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.062%, 2/11/2028(b)(l)	2,281,391
10,333,170	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.069%, 6/13/2031(b)(l)	10,294,421
		12,575,812
	Electric — 0.1%
2,416,646	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.030%, 4/16/2031(b)(l)	2,419,666
	Food & Beverage — 0.2%
1,035,000	Aramark Services, Inc., 2024 Term Loan B7, 1 mo. USD SOFR + 2.000%, 6.327%, 4/06/2028(b)	1,035,559
9,360,312	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.327%, 6/22/2030(b)(l)	9,372,013
		10,407,572
	Gaming — 0.5%
5,700,712	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.066%, 3/04/2032(b)(l)	5,679,335
14,358,440	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(b)(l)	14,304,595
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$1,290,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(b)(l)	$1,288,388
519,760	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.564%, 4/14/2029(b)(l)	519,500
		21,791,818
	Healthcare — 0.2%
2,004,950	DaVita, Inc., 2024 Extended Term Loan B1, 5/09/2031(m)	2,014,734
4,941,459	IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 1/02/2031(b)(l)	4,958,458
		6,973,192
	Leisure — 0.3%
762,836	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(b)(l)	762,119
8,421,353	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(b)(l)	8,413,437
2,380,950	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 5/01/2031(b)(l)	2,380,950
		11,556,506
	Lodging — 1.0%
7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.069%, 11/08/2030(b)	7,405,250
289,890	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 8/02/2028(b)(l)	289,574
17,986,644	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(b)(l)	17,954,448
20,512,800	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.077%, 5/24/2030(b)(l)	20,582,338
		46,231,610
	Metals & Mining — 0.2%
8,041,355	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.299%, 3/11/2032(b)(l)	8,051,407
	Paper — 0.2%
10,933,395	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 5/23/2031(b)	10,941,376
	Property & Casualty Insurance — 0.2%
3,034,596	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.770%, 6/20/2030(b)(l)	3,043,001
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$1,501,455	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.577%, 9/15/2031(b)(l)	$1,498,948
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.046%, 5/06/2031(b)(l)	2,786,289
		7,328,238
	Technology — 0.7%
2,026,994	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.068%, 10/24/2030(b)(l)	2,034,595
9,845,901	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 1/31/2030(b)(l)	9,834,874
20,297,612	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.077%, 6/24/2031(b)(l)	20,313,850
		32,183,319
	Wireless — 0.1%
4,721,416	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(l)	4,725,571
	Total Senior Loans (Identified Cost $185,722,558)	185,682,684

Collateralized Loan Obligations — 2.6%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.631%, 10/20/2031(a)(b)	9,989,222
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.131%, 7/20/2034(a)(b)	7,150,703
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.381%, 7/20/2034(a)(b)	7,266,484
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 7.618%, 7/15/2034(a)(b)	1,811,422
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.518%, 10/15/2034(a)(b)	3,961,767
1,310,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.322%, 2/20/2036(a)(b)	1,311,299
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.672%, 10/22/2037(a)(b)	7,877,733
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 7.951%, 7/20/2034(a)(b)	6,088,924
Principal Amount (‡)	Description	Value (†)

$4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.070%, 4/20/2037(a)(b)	$4,108,246
10,050,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.622%, 4/22/2034(a)(b)	9,852,638
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.031%, 4/20/2031(a)(b)	8,762,742
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.531%, 4/20/2031(a)(b)	4,177,697
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.579%, 7/23/2037(a)(b)	1,266,300
9,215,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.818%, 4/15/2039(a)(b)	9,219,294
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.870%, 1/20/2038(a)(b)	12,461,846
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.856%, 7/15/2037(a)(b)	8,938,488
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.406%, 7/15/2037(a)(b)	6,321,712
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.281%, 10/20/2034(a)(b)	2,123,682
	Total Collateralized Loan Obligations (Identified Cost $112,687,000)	112,690,199

Shares
Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.2%
129,254	Boeing Co., 6.000%	8,789,272
	Brokerage — 0.0%
19,450	Apollo Global Management, Inc., 6.750%	1,455,832
	Electric — 0.1%
46,606	PG&E Corp., Series A, 6.000%	1,752,386
	Total Convertible Preferred Stocks (Identified Cost $9,968,883)	11,997,490

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	870,720
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
Shares	Description	Value (†)

	Office REITs — 0.3%
2,318	Highwoods Properties, Inc., Series A, 8.625%(n)	$2,321,204
168,432	Prologis, Inc., Series Q, 8.540%	9,265,444
		11,586,648
	Total Non-Convertible Preferred Stocks (Identified Cost $10,688,684)	12,457,368
	Total Preferred Stocks (Identified Cost $20,657,567)	24,454,858

Common Stocks— 0.2%
	Diversified REITs — 0.0%
73	NexPoint Diversified Real Estate Trust	306
	Media — 0.1%
2,006,877	Altice USA, Inc., Class A(f)	4,294,717
705,779	iHeartMedia, Inc., Class A(f)	1,242,171
59,846	Paramount Global, Class B	772,013
		6,308,901
	Oil, Gas & Consumable Fuels — 0.0%
93,585	Battalion Oil Corp.(f)	120,725
	Pharmaceuticals — 0.1%
258,411	Teva Pharmaceutical Industries Ltd., ADR(f)	4,330,968
	Real Estate Management & Development — 0.0%
744,514	Sunac China Holdings Ltd.(f)	136,166
	Technology Hardware, Storage & Peripherals — 0.0%
17,622	IQOR US, Inc.(f)	20,565
	Total Common Stocks (Identified Cost $69,345,747)	10,917,631

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.5%
$122,065,665	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $122,075,498 on 7/01/2025 collateralized by $124,497,300 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $124,507,073 including accrued interest (Note 2 of Notes to Financial Statements)	$122,065,665
33,720,000	U.S. Treasury Bills, 4.107%, 12/26/2025(o)	33,034,753
	Total Short-Term Investments (Identified Cost $155,101,002)	155,100,418
	Total Investments — 99.6% (Identified Cost $4,631,783,151)	4,384,197,107
	Other assets less liabilities — 0.4%	18,932,677
	Net Assets — 100.0%	$4,403,129,784
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/25/2025	109.25	(2,500,000)	$(272,500,000)	$(736,963)	$(859,375)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $1,997,853,694 or 45.4% of
net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Bond Fund (continued)
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/17/2025	EUR	S	12,884,000	$14,792,829	$15,253,909	$(461,080)
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	4,144	$457,945,649	$464,646,000	$6,700,351
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	4,030	834,588,419	838,334,455	3,746,036
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	21,774	2,349,670,621	2,373,366,000	23,695,379
Total					$34,141,766
At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2025	763	$85,454,371	$88,102,656	$(2,648,285)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	907	104,692,712	108,046,375	(3,353,663)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	9,869	1,105,564,444	1,127,687,453	(22,123,009)
Total					$(28,124,957)
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.1% of Net Assets

Non-Convertible Bonds — 85.7%
	ABS Car Loan — 4.5%
$15,459	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$15,437
18,185	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	18,408
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	107,176
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	207,618
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	102,629
100,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	100,716
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	101,933
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	99,994
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	199,028
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	105,638
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	338,770
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	132,799
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	468,589
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	203,840
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	205,064
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	98,956
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	98,386
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	41,285
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	67,960
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	$200,203
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,155
195,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	199,390
335,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	343,231
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,486
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	103,767
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	100,927
100,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	100,894
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	103,836
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	224,380
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	109,031
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	102,375
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	271,975
62,406	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	62,702
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,475
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	296,324
100,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	101,166
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	99,628
245,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	251,611
135,745	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	133,826
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	170,762
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	$201,642
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	277,057
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	40,234
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	91,239
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,917
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	103,972
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	102,044
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,627
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	103,089
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	103,053
15,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	15,262
10,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	10,172
20,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	20,414
125,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	124,968
200,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	201,445
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	123,322
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,731
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	142,034
10,305	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	10,263
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	360,325
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$80,428	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	$80,818
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	101,690
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	101,323
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	190,940
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	281,118
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,504
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	241,563
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	101,786
100,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	100,597
		9,360,519
	ABS Credit Card — 0.4%
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	272,634
180,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	180,170
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	110,968
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	226,789
		790,561
	ABS Home Equity — 3.7%
93,045	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	90,370
118,091	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	113,289
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	243,486
390,709	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	353,459
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	90,435
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	$97,221
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	89,515
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	211,698
407,896	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.118%, 12/27/2060(a)(b)	406,252
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.974%, 7/25/2057(a)(b)	85,240
85,322	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 6.406%, 4/25/2043(a)(b)	86,656
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	196,779
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	100,788
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	352,646
81,481	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	78,967
83,133	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	71,382
398,365	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	381,784
206,382	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	196,983
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	438,167
169,873	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	169,833
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	267,033
222,880	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	203,484
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	227,411
145,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	144,487
108,462	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	88,740
238,743	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	238,848
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	$98,329
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	98,367
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	98,121
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	98,091
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	116,199
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	145,976
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	97,366
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	152,003
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	91,456
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	93,576
129,637	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	131,276
119,883	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	119,848
143,395	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	140,230
97,263	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	98,059
131,574	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	130,496
104,669	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	104,275
91,811	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	93,090
165,700	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	159,013
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	374,609
201,949	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	177,184
8,417	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 6.116%, 3/27/2051(a)(b)	8,414
		7,650,931
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — 6.5%
$128,642	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	$122,236
243,877	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	249,429
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	180,796
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	287,171
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	105,482
46,179	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	46,242
230,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	231,834
705,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	701,600
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	91,910
294,421	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	294,390
47,144	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	47,524
299,788	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	296,401
100,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	96,776
175,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	181,651
192,490	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	193,281
100,000	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	100,341
81,641	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	83,397
300,985	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	304,983
92,468	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	87,740
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	300,329
200,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	202,502
200,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	201,649
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	$100,366
204,167	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	206,264
175,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	166,577
100,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	101,831
123,333	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	119,775
95,618	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	99,662
91,528	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	92,395
32,620	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	32,481
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	303,869
65,061	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	65,793
67,741	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	68,631
100,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	103,431
100,000	GreenSky Home Improvement Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	102,705
58,562	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	59,356
143,625	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	141,533
310,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	309,649
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	174,802
253,384	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	236,085
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	101,935
33,490	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	33,552
77,880	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	76,092
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$594,645	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	$583,051
20,282	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	19,299
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	122,089
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	104,351
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	217,825
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	306,359
281,956	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	286,555
135,000	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	135,361
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	100,185
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,687
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	167,411
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	177,979
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	254,334
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	97,601
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	115,611
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	97,889
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	204,525
42,000	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	40,771
11,520	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	11,311
58,085	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	59,749
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$408,750	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	$386,980
266,706	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	268,408
106,600	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	108,657
50,501	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	46,233
173,831	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	163,072
280,998	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	266,040
279,999	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	261,096
186,929	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	167,935
345,000	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	345,057
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.741%, 11/15/2027(a)(b)	533,109
195,247	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	198,398
82,563	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	80,088
400,950	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	412,942
		13,560,406
	ABS Residential Mortgage — 1.5%
79,507	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	79,908
594,160	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	598,231
179,850	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	181,357
75,861	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	75,859
97,013	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	97,165
144,980	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	145,037
158,856	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	159,057
150,000	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	150,010
69,244	PRPM LLC, Series 2021-4, Class A1, 5.867%, 4/25/2026(a)(b)	69,310
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$433,627	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	$435,493
449,248	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	449,347
156,695	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	156,999
403,104	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	403,364
18,590	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	18,582
46,844	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	46,798
		3,066,517
	ABS Student Loan — 0.9%
421,687	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	432,866
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	102,308
48,731	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	45,433
16,849	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	15,833
108,716	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	99,083
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	107,188
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	70,998
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	132,929
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	130,931
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	96,811
44,172	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	43,607
222,893	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	214,667
99,500	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.156%, 1/15/2053(a)(b)	98,694
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	186,465
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	$105,845
106,533	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	108,310
		1,991,968
	ABS Whole Business — 0.6%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	360,136
160,127	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	158,829
48,500	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	47,783
96,000	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	87,523
74,063	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	76,404
100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	99,929
199,000	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	196,997
145,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	148,636
		1,176,237
	Aerospace & Defense — 2.0%
415,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	424,408
435,000	Boeing Co., 5.150%, 5/01/2030	442,873
400,000	Boeing Co., 5.705%, 5/01/2040	395,175
1,090,000	Boeing Co., 5.805%, 5/01/2050	1,045,311
25,000	Boeing Co., 5.930%, 5/01/2060	23,764
115,000	Boeing Co., 6.388%, 5/01/2031	123,590
120,000	Boeing Co., 6.528%, 5/01/2034	130,383
500,000	Boeing Co., 6.858%, 5/01/2054	547,358
175,000	Boeing Co., 7.008%, 5/01/2064	192,211
415,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	426,280
490,000	RTX Corp., 5.150%, 2/27/2033	500,867
		4,252,220
	Airlines — 0.0%
23,599	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	23,318
	Automotive — 0.3%
175,000	BorgWarner, Inc., 5.400%, 8/15/2034	176,973
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	82,702
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	$148,849
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	212,575
		621,099
	Banking — 4.4%
75,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	75,001
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	343,160
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	517,731
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	322,671
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	45,527
235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	206,488
210,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	212,154
460,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	478,311
370,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	383,447
890,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	919,169
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	154,312
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	314,855
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	436,223
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	240,962
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	343,718
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	1,030,931
120,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	121,046
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	$200,358
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	309,095
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	347,963
235,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	240,315
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	543,985
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	536,878
960,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	990,931
		9,315,231
	Brokerage — 1.0%
280,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	283,893
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	571,071
140,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	143,656
115,000	Citadel LP, 6.000%, 1/23/2030(a)	118,899
90,000	Citadel LP, 6.375%, 1/23/2032(a)	93,980
90,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	94,142
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	759,592
		2,065,233
	Building Materials — 1.5%
275,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	279,032
655,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	603,829
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	396,407
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	200,549
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	304,910
130,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	131,135
185,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	188,072
211,000	Masco Corp., 6.500%, 8/15/2032	224,658
778,000	Owens Corning, 7.000%, 12/01/2036	872,791
		3,201,383
	Cable Satellite — 1.9%
1,370,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	882,713
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$60,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	$48,004
45,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	38,232
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	162,798
310,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	330,757
140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	149,918
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	277,155
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	141,102
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	372,045
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	154,275
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	229,391
1,223,109	EchoStar Corp., 10.750%, 11/30/2029	1,259,802
35,000	Time Warner Cable LLC, 6.550%, 5/01/2037	36,149
		4,082,341
	Collateralized Mortgage Obligations — 0.1%
91,873	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035(d)	94,693
107,256	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	92,201
		186,894
	Construction Machinery — 0.5%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	202,546
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	204,691
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	207,156
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	489,261
		1,103,654
	Consumer Cyclical Services — 0.8%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	300,774
980,000	Expedia Group, Inc., 5.400%, 2/15/2035	986,755
300,000	Uber Technologies, Inc., 4.800%, 9/15/2034	294,671
		1,582,200
Principal Amount (‡)	Description	Value (†)

	Consumer Products — 0.0%
$20,000	Whirlpool Corp., 6.125%, 6/15/2030	$20,176
20,000	Whirlpool Corp., 6.500%, 6/15/2033	20,064
		40,240
	Diversified Manufacturing — 0.2%
315,000	Amphenol Corp., 5.000%, 1/15/2035	318,381
	Electric — 0.2%
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	125,636
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	150,957
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	43,921
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	91,647
		412,161
	Environmental — 0.0%
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	73,250
	Finance Companies — 3.6%
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	498,294
600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	529,103
1,155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,129,789
155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	158,406
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	129,133
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	438,488
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	151,236
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	154,123
10,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	10,094
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	177,052
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	584,583
165,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	168,079
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	94,936
305,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	308,399
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	365,726
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	313,586
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	922,384
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	773,888
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$295,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	$299,270
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	306,688
		7,513,257
	Financial Other — 0.0%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	19,982
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	14,922
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	10,250
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	10,006
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	9,962
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,052
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	6,500
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	6,800
		88,474
	Food & Beverage — 0.9%
185,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	175,756
225,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	209,361
205,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	223,791
290,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	290,426
245,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	253,815
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	270,076
395,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	380,829
		1,804,054
	Gaming — 0.1%
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	167,222
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	53,408
45,000	VICI Properties LP, 5.125%, 5/15/2032	44,834
		265,464
Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — 0.4%
$955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	$918,259
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	16,003
		934,262
	Health Insurance — 0.7%
20,000	Centene Corp., 2.450%, 7/15/2028	18,573
520,000	Centene Corp., 2.500%, 3/01/2031	447,713
260,000	Centene Corp., 3.000%, 10/15/2030	232,316
220,000	Centene Corp., 3.375%, 2/15/2030	202,627
650,000	Centene Corp., 4.625%, 12/15/2029	632,211
		1,533,440
	Healthcare — 0.7%
55,000	HCA, Inc., 2.375%, 7/15/2031	47,871
205,000	HCA, Inc., 5.125%, 6/15/2039	192,798
125,000	HCA, Inc., 5.450%, 9/15/2034	126,082
50,000	HCA, Inc., 5.500%, 6/01/2033	51,191
815,000	HCA, Inc., 5.600%, 4/01/2034	833,865
175,000	HCA, Inc., 5.750%, 3/01/2035	179,965
		1,431,772
	Home Construction — 1.2%
295,000	DR Horton, Inc., 5.000%, 10/15/2034	291,650
170,000	DR Horton, Inc., 5.500%, 10/15/2035	173,103
325,000	MDC Holdings, Inc., 6.000%, 1/15/2043	294,003
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	274,607
525,000	Meritage Homes Corp., 5.650%, 3/15/2035	526,491
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,027,394
		2,587,248
	Hybrid ARMs — 0.0%
906	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	920
4,621	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.835%, 7.544%, 9/01/2036(b)	4,760
		5,680
	Independent Energy — 2.9%
520,000	Aker BP ASA, 5.125%, 10/01/2034(a)	499,266
1,150,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	1,142,541
100,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	102,391
1,350,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,134,921
1,625,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,640,574
35,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	35,380
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	266,350
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	340,400
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$385,000	EQT Corp., 3.625%, 5/15/2031(a)	$356,853
15,000	Matador Resources Co., 6.500%, 4/15/2032(a)	15,008
80,000	Ovintiv, Inc., 6.500%, 8/15/2034	83,026
385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	436,331
95,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	100,803
		6,153,844
	Leisure — 1.9%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	274,050
565,000	Carnival Corp., 5.750%, 3/15/2030(a)	574,560
790,000	Carnival Corp., 6.125%, 2/15/2033(a)	808,290
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	73,742
25,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	26,355
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	237,924
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	704,276
1,050,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,070,241
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	190,158
		3,959,596
	Life Insurance — 1.8%
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	121,792
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,972,761
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,692,522
		3,787,075
	Lodging — 0.5%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	95,741
195,000	Marriott International, Inc., 5.300%, 5/15/2034	197,361
475,000	Marriott International, Inc., 5.500%, 4/15/2037	475,079
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	149,823
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	38,416
		956,420
	Media Entertainment — 0.9%
230,000	AppLovin Corp., 5.125%, 12/01/2029	232,994
240,000	AppLovin Corp., 5.375%, 12/01/2031	244,218
1,210,000	AppLovin Corp., 5.500%, 12/01/2034	1,228,507
180,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	133,875
		1,839,594
	Metals & Mining — 2.4%
325,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	344,938
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	$932,017
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	581,526
270,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	275,443
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	258,471
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	697,614
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,453,110
210,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	210,223
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	335,081
		5,088,423
	Midstream — 2.8%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	183,769
285,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	271,201
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	88,726
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	212,088
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	128,221
588,000	Energy Transfer LP, 5.000%, 5/15/2044	506,709
420,000	Energy Transfer LP, 5.600%, 9/01/2034	426,558
465,000	Energy Transfer LP, 5.700%, 4/01/2035	473,646
150,000	Energy Transfer LP, 6.550%, 12/01/2033	162,745
45,000	MPLX LP, 5.000%, 3/01/2033	44,374
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	42,785
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	3,972
95,000	Targa Resources Corp., 5.500%, 2/15/2035	95,333
785,000	Targa Resources Corp., 5.550%, 8/15/2035	788,972
420,000	Targa Resources Corp., 6.125%, 3/15/2033	442,640
165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	144,289
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	77,353
180,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	192,748
180,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	194,836
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	100,923
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	162,729
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	30,510
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,406
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	353,841
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$110,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	$112,138
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	121,544
565,000	Williams Cos., Inc., 5.150%, 3/15/2034	563,702
		5,947,758
	Non-Agency Commercial Mortgage-Backed Securities — 2.3%
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 6.436%, 12/15/2038(a)(b)	93,720
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.736%, 12/15/2038(a)(b)	103,520
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 8.035%, 12/15/2038(a)(b)	64,097
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.544%, 8/15/2039(a)(b)	290,049
170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	171,835
200,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(b)	199,938
800,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	814,830
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	87,395
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	213,162
85,773	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.507%, 7/15/2038(a)(b)	85,800
107,216	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.807%, 7/15/2038(a)(b)	107,250
120,082	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.127%, 7/15/2038(a)(b)	120,157
343,091	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.677%, 7/15/2038(a)(b)	343,520
100,981	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	87,115
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	99,224
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	$89,375
154,450	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	149,819
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	198,119
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.312%, 1/15/2042(a)(b)	99,404
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	103,989
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	100,373
13,192	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.861%, 10/15/2046(b)	12,499
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.167%, 9/15/2049(b)	435,837
81,873	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,673
100,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	94,149
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	107,691
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.555%, 12/15/2039(a)(b)	124,805
5,029	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.915%, 7/15/2046(b)	4,815
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	8,486
143,066	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	134,482
120,935	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	107,451
		4,730,579
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	75,182
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Oil Field Services — 0.4%
$820,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	$747,578
	Other REITs — 0.5%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	106,057
260,000	Extra Space Storage LP, 5.900%, 1/15/2031	274,680
610,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	603,770
		984,507
	Pharmaceuticals — 0.9%
75,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	63,266
210,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	215,902
1,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	837,811
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	201,152
400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	436,349
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	226,472
		1,980,952
	Property & Casualty Insurance — 0.7%
50,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	50,674
130,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	130,061
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	112,456
85,000	Brown & Brown, Inc., 5.550%, 6/23/2035	86,678
605,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	604,808
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	496,263
		1,480,940
	Sovereigns — 2.4%
200,000	Chile Government International Bonds, 3.100%, 1/22/2061	120,956
600,000	Chile Government International Bonds, 3.250%, 9/21/2071	363,510
200,000	Chile Government International Bonds, 5.650%, 1/13/2037	206,020
400,000	Colombia Government International Bonds, 8.000%, 4/20/2033	413,572
225,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	221,616
515,000	Oman Government International Bonds, 6.000%, 8/01/2029	539,166
400,000	Philippines Government International Bonds, 5.900%, 2/04/2050	408,015
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	178,299
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	$176,137
330,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	398,597
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	431,592
240,000	Romania Government International Bonds, 5.625%, 2/22/2036, (EUR)	269,028
765,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	905,136
280,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	332,300
		4,963,944
	Technology — 6.2%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	43,893
700,000	Atlassian Corp., 5.500%, 5/15/2034	718,797
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	124,023
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	392,199
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	198,958
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	235,801
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	357,317
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	125,234
85,000	Broadcom, Inc., 4.300%, 11/15/2032	82,450
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	241,563
505,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	464,814
705,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	703,051
750,000	Entegris, Inc., 4.750%, 4/15/2029(a)	741,683
95,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	95,871
765,000	Fiserv, Inc., 5.625%, 8/21/2033	795,439
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/2034(a)	203,226
185,000	Global Payments, Inc., 2.900%, 5/15/2030	170,087
130,000	Global Payments, Inc., 5.300%, 8/15/2029	132,348
280,000	Global Payments, Inc., 5.400%, 8/15/2032	285,807
375,000	Jabil, Inc., 3.600%, 1/15/2030	358,570
55,000	Leidos, Inc., 4.375%, 5/15/2030	54,190
325,000	Leidos, Inc., 5.500%, 3/15/2035	329,955
795,000	Leidos, Inc., 5.750%, 3/15/2033	828,233
780,000	Micron Technology, Inc., 5.875%, 9/15/2033	814,871
200,000	Micron Technology, Inc., 6.050%, 11/01/2035	209,313
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	525,224
785,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	800,383
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	41,669
225,000	NetApp, Inc., 5.500%, 3/17/2032	231,757
200,000	NetApp, Inc., 5.700%, 3/17/2035	205,393
600,000	Oracle Corp., 3.950%, 3/25/2051	442,857
170,000	Paychex, Inc., 5.600%, 4/15/2035	175,723
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	$127,613
340,000	Synopsys, Inc., 5.700%, 4/01/2055	338,048
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	305,209
450,000	Trimble, Inc., 6.100%, 3/15/2033	478,064
460,000	VMware LLC, 2.200%, 8/15/2031	399,252
140,000	Western Digital Corp., 2.850%, 2/01/2029	129,788
58,000	Western Digital Corp., 4.750%, 2/15/2026	57,847
		12,966,520
	Treasuries — 19.1%
4,297(f )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	693,593
180,000	Bundesschatzanweisungen, 2.200%, 3/11/2027, (EUR)	213,250
150,308(g )	Mexico Bonos, 7.750%, 11/23/2034, (MXN)	730,213
2,300,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	121,435
23,380,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,141,881
8,715,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	213,831
23,990,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	596,173
830,000	U.K. Gilts, 4.500%, 3/07/2035, (GBP)	1,139,802
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(h)	1,517,888
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(h)	5,893,433
1,550,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	1,384,525
7,640,000	U.S. Treasury Bonds, 4.750%, 2/15/2045	7,599,412
6,880,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	7,067,050
1,605,000	U.S. Treasury Notes, 3.875%, 3/31/2027	1,607,508
950,000	U.S. Treasury Notes, 4.125%, 10/31/2026	952,635
5,155,000	U.S. Treasury Notes, 4.125%, 2/28/2027	5,181,782
3,425,000	U.S. Treasury Notes, 4.250%, 12/31/2026	3,444,934
8,825,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	219,874
9,175,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	242,354
		39,961,573
	Wireless — 1.1%
225,000	American Tower Corp., 5.450%, 2/15/2034	231,664
555,000	American Tower Corp., 5.900%, 11/15/2033	585,527
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	709,658
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	202,701
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	363,321
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	235,643
		2,328,514
	Wirelines — 0.3%
565,000	AT&T, Inc., 5.375%, 8/15/2035	575,313
	Total Non-Convertible Bonds (Identified Cost $182,291,147)	179,566,707

Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 0.1%
	Cable Satellite — 0.1%
$184,849	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(i)	$217,660
	Pharmaceuticals — 0.0%
105,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	98,836
	Total Convertible Bonds (Identified Cost $301,658)	316,496

Municipals — 0.3%
	Virginia — 0.3%
780,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $772,338)	613,793
	Total Bonds and Notes (Identified Cost $183,365,143)	180,496,996

Collateralized Loan Obligations — 4.1%
250,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 6.190%, 4/18/2037(a)(b)	250,893
600,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.420%, 7/20/2031(a)(b)	596,971
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 6.081%, 7/18/2030(a)(b)	250,199
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.672%, 10/22/2037(a)(b)	465,753
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.218%, 10/15/2034(a)(b)	250,213
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 6.181%, 10/20/2034(a)(b)	270,324
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.590%, 1/18/2038(a)(b)	797,186
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.168%, 10/15/2034(a)(b)	250,184
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 5.918%, 1/15/2031(a)(b)	455,000
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 0.000%, 1/15/2031(a)(b)(j)	455,000
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.070%, 4/20/2037(a)(b)	276,904
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.568%, 4/15/2034(a)(b)	$253,222
550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	551,471
530,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.206%, 4/15/2035(a)(b)	532,300
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.681%, 1/21/2038(a)(b)	500,625
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.992%, 4/16/2031(a)(b)	300,220
39,662	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 5.501%, 7/19/2030(a)(b)	39,702
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.856%, 7/15/2037(a)(b)	693,373
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 6.181%, 1/20/2034(a)(b)	250,000
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 5.931%, 4/20/2034(a)(b)	360,091
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.025%, 10/24/2037(a)(b)	250,657
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 7.431%, 4/20/2034(a)(b)	310,800
250,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	250,174
	Total Collateralized Loan Obligations (Identified Cost $8,592,910)	8,611,262

Senior Loans — 3.9%
	Brokerage — 0.0%
101,615	Citadel Securities LP, 2024 First Lien Term Loan, 10/31/2031(k)	101,984
	Construction Machinery — 0.1%
85,000	Herc Holdings, Inc., Term Loan B, 6/02/2032(k)	85,248
75,241	Terex Corp., 2024 Term Loan B, 10/08/2031(k)	75,610
		160,858
Principal Amount (‡)	Description	Value (†)

	Diversified Manufacturing — 0.3%
$106,621	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.062%, 2/11/2028(b)(l)	$106,487
465,458	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.069%, 6/13/2031(b)(l)	463,713
		570,200
	Electric — 0.1%
119,095	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.030%, 4/16/2031(b)(l)	119,244
	Food & Beverage — 0.3%
55,000	Aramark Services, Inc., 2024 Term Loan B7, 1 mo. USD SOFR + 2.000%, 6.327%, 4/06/2028(b)	55,030
481,388	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.327%, 6/22/2030(b)(l)	481,989
		537,019
	Gaming — 0.5%
294,262	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.066%, 3/04/2032(b)(l)	293,159
743,370	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(b)(l)	740,582
50,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(b)(l)	49,938
		1,083,679
	Healthcare — 0.2%
94,893	DaVita, Inc., 2024 Extended Term Loan B1, 5/09/2031(k)	95,356
253,788	IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 1/02/2031(b)(l)	254,661
		350,017
	Leisure — 0.2%
20,083	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(b)(l)	20,064
442,255	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(b)(l)	441,840
		461,904
	Lodging — 1.0%
340,169	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.069%, 11/08/2030(b)	341,179
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$13,483	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 8/02/2028(b)(l)	$13,468
813,266	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(b)(l)	811,810
930,600	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.077%, 5/24/2030(b)(l)	933,755
		2,100,212
	Metals & Mining — 0.2%
423,938	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.299%, 3/11/2032(b)(l)	424,467
	Paper — 0.2%
499,445	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 5/23/2031(b)	499,810
	Technology — 0.7%
102,964	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.068%, 10/24/2030(b)(l)	103,350
504,262	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 1/31/2030(b)(l)	503,697
933,684	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.077%, 6/24/2031(b)(l)	934,431
		1,541,478
	Wireless — 0.1%
202,946	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(l)	203,125
	Total Senior Loans (Identified Cost $8,157,350)	8,153,997

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stock — 0.2%
Aerospace & Defense — 0.2%
5,973	Boeing Co., 6.000% (Identified Cost $308,716)	406,164

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 5.8%
$6,211,242	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $6,211,742 on 7/01/2025 collateralized by $6,335,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $6,335,523 including accrued interest (Note 2 of Notes to Financial Statements)	$6,211,242
4,155,000	U.S. Treasury Bills, 4.041%–4.058%, 10/16/2025(m)(n)	4,103,230
1,815,000	U.S. Treasury Bills, 4.101%–4.107%, 12/26/2025(m)(n)	1,778,116
	Total Short-Term Investments (Identified Cost $12,094,394)	12,092,588
	Total Investments — 100.1% (Identified Cost $212,518,513)	209,761,007
	Other assets less liabilities — (0.1)%	(302,802)
	Net Assets — 100.0%	$209,458,205

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of
Rule 144A holdings amounted to $85,615,435 or 40.9% of net
assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(j)	New issue unsettled as of June 30, 2025. Coupon rate does not take effect until settlement date.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	125	$13,813,515	$14,015,625	$202,110
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	219	45,345,404	45,557,133	211,729
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	146	15,718,015	15,914,000	195,985
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	79	9,121,848	9,410,875	289,027
Total					$898,851
At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	217	$24,316,146	$24,795,641	$(479,495)
See accompanying notes to financial statements.
| 34

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$4,631,783,151	$212,518,513
Net unrealized depreciation	(247,586,044)	(2,757,506)
Investments at value	4,384,197,107	209,761,007
Cash	10,603,277	142,732
Due from brokers (Note 2)	390,000	—
Foreign currency at value (identified cost $199 and $228, respectively)	199	231
Receivable for Fund shares sold	4,577,486	—
Receivable for securities sold	5,226,739	51,642
Dividends and interest receivable	50,574,396	2,237,634
Receivable for variation margin on futures contracts (Note 2)	—	71,442
Prepaid expenses	288	288
TOTAL ASSETS	4,455,569,492	212,264,976
LIABILITIES
Options written, at value (premiums received $736,963 and $0, respectively) (Note 2)	859,375	—
Payable for securities purchased	42,028,948	2,506,526
Payable for Fund shares redeemed	2,149,603	—
Payable for variation margin on futures contracts (Note 2)	2,354,752	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	461,080	—
Management fees payable (Note 6)	1,714,681	32,462
Deferred Trustees’ fees (Note 6)	2,374,969	197,001
Administrative fees payable (Note 6)	154,358	7,297
Payable to distributor (Note 6d)	36,449	—
Audit and tax services fees payable	37,696	33,964
Other accounts payable and accrued expenses	267,797	29,521
TOTAL LIABILITIES	52,439,708	2,806,771
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$4,403,129,784	$209,458,205
NET ASSETS CONSIST OF:
Paid-in capital	$5,478,301,282	$231,692,403
Accumulated loss	(1,075,171,498)	(22,234,198)
NET ASSETS	$4,403,129,784	$209,458,205
See accompanying notes to financial statements.
35 |

Statements of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
	Bond Fund	Investment Grade Fixed Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$3,161,795,288	$209,458,205
Shares of beneficial interest	262,590,554	20,114,167
Net asset value, offering and redemption price per share	$12.04	$10.41
Retail Class:
Net assets	$661,077,411	$—
Shares of beneficial interest	55,274,640	—
Net asset value, offering and redemption price per share	$11.96	$—
Admin Class shares:
Net assets	$27,403,673	$—
Shares of beneficial interest	2,300,037	—
Net asset value, offering and redemption price per share	$11.91	$—
Class N shares:
Net assets	$552,853,412	$—
Shares of beneficial interest	45,987,402	—
Net asset value, offering and redemption price per share	$12.02	$—

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 36

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$129,896,763	$5,806,430
Dividends	797,376	8,519
Less net foreign taxes withheld	(15,893)	—
	130,678,246	5,814,949
Expenses
Management fees (Note 6)	12,116,908	427,524
Service and distribution fees (Note 6)	884,232	—
Administrative fees (Note 6)	940,599	46,340
Trustees' fees and expenses (Note 6)	58,465	10,739
Transfer agent fees and expenses (Notes 6, 7 and 8)	1,597,081	3,372
Audit and tax services fees	35,413	31,684
Custodian fees and expenses	104,865	43,008
Legal fees	114,315	5,882
Registration fees	64,134	11,315
Shareholder reporting expenses	79,394	10,998
Miscellaneous expenses	68,629	22,396
Total expenses	16,064,035	613,258
Less waiver and/or expense reimbursement (Note 6)	(1,200,980)	(46,737)
Less expense offset (Note 8)	(8,838)	(51)
Net expenses	14,854,217	566,470
Net investment income	115,824,029	5,248,479
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(22,853,000)	(1,124,316)
Futures contracts	18,123,844	(1,464,549)
Options written	9,407,265	—
Forward foreign currency contracts (Note 2d)	(1,016,419)	—
Foreign currency transactions (Note 2c)	(384,124)	(10,459)
Net change in unrealized appreciation (depreciation) on:
Investments	96,127,272	4,533,740
Futures contracts	4,505,080	1,355,813
Options written	(122,412)	—
Forward foreign currency contracts (Note 2d)	(688,463)	—
Foreign currency translations (Note 2c)	134,861	4,488
Net realized and unrealized gain on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions	103,233,904	3,294,717
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$219,057,933	$8,543,196
See accompanying notes to financial statements.
37 |

Statements of Changes in Net Assets

	Bond Fund		Investment Grade Fixed Income Fund
	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024	Six Months Ended June 30,2025 (Unaudited)	Year Ended December 31,2024
FROM OPERATIONS:
Net investment income	$115,824,029	$233,369,058	$5,248,479	$9,546,966
Net realized gain (loss) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	3,277,566	(170,046,889)	(2,599,324)	(4,603,542)
Net change in unrealized appreciation on investments, futures contracts, written options, forward foreign currency contracts and foreign currency translations	99,956,338	218,869,337	5,894,041	1,355,362
Net increase in net assets resulting from operations	219,057,933	282,191,506	8,543,196	6,298,786
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(80,818,245)	(181,684,208)	(5,075,360)	(9,639,559)
Retail Class	(16,156,553)	(36,842,095)	—	—
Admin Class	(641,445)	(1,496,547)	—	—
Class N	(13,633,508)	(24,429,964)	—	—
Total distributions	(111,249,751)	(244,452,814)	(5,075,360)	(9,639,559)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(81,492,989)	(218,525,533)	(17,064,277)	31,020,890
Net increase (decrease) in net assets	26,315,193	(180,786,841)	(13,596,441)	27,680,117
NET ASSETS
Beginning of the period	4,376,814,591	4,557,601,432	223,054,646	195,374,529
End of the period	$4,403,129,784	$4,376,814,591	$209,458,205	$223,054,646
See accompanying notes to financial statements.
| 38

Financial Highlights
For a share outstanding throughout each period.

	Bond Fund – Institutional Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.75	$11.64	$11.35	$13.62	$13.58	$13.10	$13.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.62	0.54	0.42	0.34	0.10	0.48
Net realized and unrealized gain (loss)	0.27	0.14	0.34	(2.11)	0.09	0.59	(0.57)
Total from Investment Operations	0.59	0.76	0.88	(1.69)	0.43	0.69	(0.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.65)	(0.59)	(0.58)	(0.39)	(0.14)	(0.45)
Net realized capital gains	—	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.30)	(0.65)	(0.59)	(0.58)	(0.39)	(0.21)	(0.47)
Net asset value, end of the period	$12.04	$11.75	$11.64	$11.35	$13.62	$13.58	$13.10
Total return	5.12%(b)(c)	6.70%(b)	8.05%(b)	(12.49)%(b)	3.23%(b)	5.35%(c)	(0.73)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,161,795	$3,187,651	$3,386,079	$3,759,888	$5,776,109	$6,630,032	$6,668,481
Net expenses	0.65%(d)(e)	0.66%(d)(f)	0.67%(d)(g)	0.67%(d)	0.67%(d)	0.67%(e)	0.67%
Gross expenses	0.71%(e)	0.72%	0.71%	0.69%	0.68%	0.67%(e)	0.67%
Net investment income	5.37%(e)	5.28%	4.75%	3.44%	2.47%	3.02%(e)	3.65%
Portfolio turnover rate	47%	62%	30%	23%	87%(h)	26%(i)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.66% to 0.65%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.67% to 0.66%.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund – Retail Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.67	$11.57	$11.28	$13.55	$13.51	$13.03	$13.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.58	0.51	0.39	0.30	0.09	0.45
Net realized and unrealized gain (loss)	0.28	0.14	0.34	(2.11)	0.10	0.59	(0.57)
Total from Investment Operations	0.58	0.72	0.85	(1.72)	0.40	0.68	(0.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.62)	(0.56)	(0.55)	(0.36)	(0.13)	(0.42)
Net realized capital gains	—	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.29)	(0.62)	(0.56)	(0.55)	(0.36)	(0.20)	(0.44)
Net asset value, end of the period	$11.96	$11.67	$11.57	$11.28	$13.55	$13.51	$13.03
Total return	5.02%(b)(c)	6.38%(b)	7.83%(b)	(12.78)%(b)	2.98%(b)	5.31%(c)	(0.99)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$661,077	$670,561	$740,592	$861,223	$1,248,925	$1,469,489	$1,474,316
Net expenses	0.90%(d)(e)	0.91%(d)(f)	0.92%(d)(g)	0.92%(d)	0.92%(d)	0.92%(e)	0.92%
Gross expenses	0.96%(e)	0.97%	0.96%	0.94%	0.93%	0.92%(e)	0.92%
Net investment income	5.12%(e)	5.03%	4.50%	3.20%	2.22%	2.77%(e)	3.41%
Portfolio turnover rate	47%	62%	30%	23%	87%(h)	26%(i)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.91% to 0.90%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.92% to 0.91%.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund– Admin Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.63	$11.53	$11.24	$13.49	$13.45	$12.97	$13.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.56	0.49	0.36	0.27	0.08	0.42
Net realized and unrealized gain (loss)	0.28	0.13	0.34	(2.09)	0.09	0.60	(0.58)
Total from Investment Operations	0.56	0.69	0.83	(1.73)	0.36	0.68	(0.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.59)	(0.54)	(0.52)	(0.32)	(0.13)	(0.38)
Net realized capital gains	—	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.28)	(0.59)	(0.54)	(0.52)	(0.32)	(0.20)	(0.40)
Net asset value, end of the period	$11.91	$11.63	$11.53	$11.24	$13.49	$13.45	$12.97
Total return	4.83%(b)(c)	6.24%(b)	7.50%(b)	(12.91)%(b)	2.74%(b)	5.26%(c)	(1.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$27,404	$28,015	$30,522	$30,678	$44,562	$50,062	$51,040
Net expenses	1.13%(d)(e)(f)	1.12%(d)(g)(h)	1.13%(d)(i)(j)	1.13%(d)(i)	1.15%(d)(k)	1.17%(f)	1.17%
Gross expenses	1.18%(e)(f)	1.19%(g)	1.17%(i)	1.15%(i)	1.16%(k)	1.17%(f)	1.17%
Net investment income	4.90%(f)	4.81%	4.31%	2.99%	1.99%	2.52%(f)	3.19%
Portfolio turnover rate	47%	62%	30%	23%	87%(l)	26%(m)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of 0.02%. See Note 6b of Notes to Financial Statements.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.03%.
(h)	Effective July 1, 2024, the expense limit decreased from 1.16% to 1.15%.
(i)	Includes refund of prior year service fee of 0.04%.
(j)	Effective July 1, 2023, the expense limit decreased from 1.17% to 1.16%.
(k)	Includes refund of prior year service fee of 0.02%.
(l)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(m)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Bond Fund– Class N
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of period	$11.73	$11.63	$11.33	$13.60	$13.57	$13.08	$13.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.62	0.55	0.43	0.35	0.10	0.48
Net realized and unrealized gain (loss)	0.28	0.13	0.35	(2.11)	0.08	0.61	(0.56)
Total from Investment Operations	0.60	0.75	0.90	(1.68)	0.43	0.71	(0.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.65)	(0.60)	(0.59)	(0.40)	(0.15)	(0.46)
Net realized capital gains	—	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.31)	(0.65)	(0.60)	(0.59)	(0.40)	(0.22)	(0.48)
Net asset value, end of the period	$12.02	$11.73	$11.63	$11.33	$13.60	$13.57	$13.08
Total return	5.15%(b)(c)	6.76%(b)	8.12%(b)	(12.46)%	3.22%	5.45%(c)	(0.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$552,853	$490,587	$400,409	$439,999	$519,821	$903,844	$853,559
Net expenses	0.60%(d)(e)	0.60%(d)(f)	0.62%(d)(g)	0.61%	0.61%	0.60%(e)	0.60%
Gross expenses	0.63%(e)	0.64%	0.63%	0.61%	0.61%	0.60%(e)	0.60%
Net investment income	5.43%(e)	5.33%	4.81%	3.54%	2.56%	3.08%(e)	3.65%
Portfolio turnover rate	47%	62%	30%	23%	87%(h)	26%(i)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.61% to 0.60%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.62% to 0.61%.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.
	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.24	$10.40	$10.04	$11.86	$12.47	$12.48	$12.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.48	0.40	0.29	0.29	0.08	0.36
Net realized and unrealized gain (loss)	0.16	(0.16)	0.38	(1.70)	(0.19)	0.46	0.18
Total from Investment Operations	0.41	0.32	0.78	(1.41)	0.10	0.54	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.48)	(0.42)	(0.31)	(0.30)	(0.12)	(0.32)
Net realized capital gains	—	—	—	(0.10)	(0.41)	(0.43)	(0.04)
Total Distributions	(0.24)	(0.48)	(0.42)	(0.41)	(0.71)	(0.55)	(0.36)
Net asset value, end of the period	$10.41	$10.24	$10.40	$10.04	$11.86	$12.47	$12.48
Total return	4.09%(b)(c)	3.14%(b)	8.00%(b)	(11.98)%	0.80%	4.38%(b)(c)	4.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$209,458	$223,055	$195,375	$193,489	$243,490	$252,690	$229,129
Net expenses	0.53%(d)(e)	0.53%(d)	0.54%(d)(f)	0.52%	0.52%	0.55%(d)(e)	0.52%
Gross expenses	0.57%(e)	0.57%	0.55%	0.52%	0.52%	0.67%(e)	0.52%
Net investment income	4.91%(e)	4.61%	3.93%	2.72%	2.33%	2.53%(e)	2.93%
Portfolio turnover rate	39%	38%	41%	35%	85%(g)	30%(h)	29%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.55% to 0.53%.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
43 |

Notes to Financial Statements
June 30, 2025 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Bond Fund (“Bond Fund”)
Loomis Sayles Investment Grade Fixed Income Fund ("Investment Grade Fixed Income Fund")
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. In addition, Bond Fund also offers Retail Class, Admin Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Bond Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not
| 44

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
45 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2025.
h. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to
| 46

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
i. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, convertible bond adjustments, corporate actions, foreign currency gains and losses, trust preferred securities, return of capital distributions received, capital gain distributions received, perpetual bond adjustments and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions, capital gain distributions received, premium amortization, forward foreign currency contract mark-to-market, perpetual bond adjustments, paydown gains and losses, straddle loss deferral adjustments, convertible bond adjustments and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$244,452,814	$ —	$244,452,814
Investment Grade Fixed Income Fund	9,639,559	—	9,639,559
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
47 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
As of December 31, 2024, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(38,941,791)	$(4,274,855)
Long-term:
No expiration date	(736,882,707)	(13,108,470)
Total capital loss carryforward	$(775,824,498)	$(17,383,325)
Late-year ordinary and post-October capital loss deferrals*	$(204,786)	$(35,503)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or
December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Bond Fund and Investment Grade Fixed Income Fund are deferring foreign currency losses.

As of June 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Bond Fund	Investment Grade Fixed Income Fund
Federal tax cost	$4,635,789,008	$212,674,213
Gross tax appreciation	$144,012,005	$5,577,543
Gross tax depreciation	(390,170,589)	(8,071,393)
Net tax depreciation	$(246,158,584)	$(2,493,850)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
j. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
k. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
| 48

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
m. Due from Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the Statements of Assets and Liabilities for Bond Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.
n. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
o. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
49 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2025, at value:
Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$3,895,351,317	$ —	$3,895,351,317
Senior Loans(a)	—	185,682,684	—	185,682,684
Collateralized Loan Obligations	—	112,690,199	—	112,690,199
Preferred Stocks
Convertible Preferred Stocks(a)	11,997,490	—	—	11,997,490
Non-Convertible Preferred Stocks
Home Construction	870,720	—	—	870,720
Office REITs	—	9,265,444	2,321,204	11,586,648
Total Non-Convertible Preferred Stocks	870,720	9,265,444	2,321,204	12,457,368
Total Preferred Stocks	12,868,210	9,265,444	2,321,204	24,454,858
Common Stocks
Real Estate Management & Development	—	136,166	—	136,166
Technology Hardware, Storage & Peripherals	—	20,565	—	20,565
All Other Common Stocks(a)	10,760,900	—	—	10,760,900
Total Common Stocks	10,760,900	156,731	—	10,917,631
Short-Term Investments	—	155,100,418	—	155,100,418
Total Investments	23,629,110	4,358,246,793	2,321,204	4,384,197,107
Futures Contracts (unrealized appreciation)	34,141,766	—	—	34,141,766
Total	$57,770,876	$4,358,246,793	$2,321,204	$4,418,338,873

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options	$(859,375)	$ —	$ —	$(859,375)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(461,080)	—	(461,080)
Futures Contracts (unrealized depreciation)	(28,124,957)	—	—	(28,124,957)
Total	$(28,984,332)	$(461,080)	$ —	$(29,445,412)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$ —	$92,201	$94,693	$186,894
All Other Non-Convertible Bonds(a)	—	179,379,813	—	179,379,813
Total Non-Convertible Bonds	—	179,472,014	94,693	179,566,707
Convertible Bonds(a)	—	316,496	—	316,496
Municipals(a)	—	613,793	—	613,793
Total Bonds and Notes	—	180,402,303	94,693	180,496,996
Collateralized Loan Obligations	—	8,611,262	—	8,611,262
Senior Loans(a)	—	8,153,997	—	8,153,997
Preferred Stocks(a)	406,164	—	—	406,164
Short-Term Investments	—	12,092,588	—	12,092,588
Total Investments	406,164	209,260,150	94,693	209,761,007
Futures Contracts (unrealized appreciation)	898,851	—	—	898,851
Total	$1,305,015	$209,260,150	$94,693	$210,659,858

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(479,495)	$ —	$ —	$(479,495)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or June 30, 2025:
Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$2,361,202	$ —	$ —	$(39,998)	$ —	$ —	$ —	$ —	$2,321,204	$(39,998)
51 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,367	$ —	$80	$469	$ —	$(3,916)	$ —	$ —	$ —	$ —
Collateralized Mortgage Obligations	—	—	465	66	—	(7,924)	102,086	—	94,693	66
Total	$3,367	$ —	$545	$535	$ —	$(11,840)	$102,086	$ —	$94,693	$66
A debt security valued at $102,086 was transferred from Level 2 to Level 3 during the period ended June 30, 2025. At December 31, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and option contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2025, Bond Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased call options and written call options to hedge against changes in interest rates. The Funds may also use futures contracts to manage duration without having to buy or sell portfolio securities and gain investment exposure. During the six months ended June 30, 2025, the Funds used futures contracts to manage duration. Bond Fund also engaged in option contracts for duration management.
The following is a summary of derivative instruments for Bond Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$34,141,766
| 52

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(461,080)	$ —	$(461,080)
Exchange-traded liability derivatives
Interest rate contracts	(859,375)	—	(28,124,957)	(28,984,332)
Total liability derivatives	$(859,375)	$(461,080)	$(28,124,957)	$(29,445,412)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Bond Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(3,584,915)	$ —	$18,123,844	$9,407,265
Foreign exchange contracts	—	(1,016,419)	—	—
Total	$(3,584,915)	$(1,016,419)	$18,123,844	$9,407,265

[1]	Represents realized loss for purchased options during the period.

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$ —	$4,505,080	$(122,412)
Foreign exchange contracts	(688,463)	—	—
Total	$(688,463)	$4,505,080	$(122,412)
The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of June 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$898,851

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(479,495)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

53 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Transactions in derivative instruments for Investment Grade Fixed Income Fund during the six months ended June 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,464,549)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$1,355,813
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended June 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Options purchased	Options written
Bond Fund	$3,395,867,409	$14,097,408	$299,604,018	$729,268,750
Investment Grade Fixed Income Fund	103,889,269	—	—	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of June 30, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Bond Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(461,080)	$ —	$(461,080)	$390,000	$(71,080)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net
| 54

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended June 30, 2025, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$597,705,874	$656,980,416	$1,386,188,248	$1,435,367,203
Investment Grade Fixed Income Fund	21,093,214	27,951,855	58,561,608	73,061,665
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $3 billion	Next $22 billion	Over $25 billion
Bond Fund	0.59%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.65%	0.90%	1.15%	0.60%
Investment Grade Fixed Income Fund	0.53%	— %	— %	— %
Effective July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Bond Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.64%	0.89%	1.14%	0.59%
55 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
This new undertaking is in effect until April 30, 2027, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended June 30, 2025, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Bond Fund	$12,116,908	$1,200,980	$10,915,928	0.56%	0.50%
Investment Grade Fixed Income Fund	427,524	46,737	380,787	0.40%	0.36%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
No expenses were recovered for either Fund during the six months ended June 30, 2025 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended June 30, 2025, the service and distribution fees for Bond Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Bond Fund	$30,678	$819,472	$34,082
For the six months ended June 30, 2025, Natixis Distribution refunded Bond Fund $3,404 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion,
| 56

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Bond Fund	$940,599
Investment Grade Fixed Income Fund	46,340
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Bond Fund were $1,478,740.
As of June 30, 2025, Bond Fund owes Natixis Distribution $36,449 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of June 30, 2025, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Bond Fund representing 0.61% of the Fund's net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Bond Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
57 |

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, Bond Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	$1,298,488	$271,511	$11,292	$6,952
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2025, neither Fund had borrowings under this agreement.
10.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Investment Grade Fixed Income Fund	8	70.46%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 58

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	16,335,204	$193,569,391	43,767,575	$510,431,037
Issued in connection with the reinvestment of distributions	6,218,973	73,902,200	14,232,760	165,862,951
Redeemed	(31,331,432)	(371,252,399)	(77,425,419)	(903,992,776)
Net change	(8,777,255)	$(103,780,808)	(19,425,084)	$(227,698,788)
Retail Class
Issued from the sale of shares	2,850,143	$33,547,001	5,120,231	$59,686,804
Issued in connection with the reinvestment of distributions	1,331,534	15,714,491	3,057,802	35,410,998
Redeemed	(6,368,077)	(74,921,853)	(14,715,440)	(170,293,145)
Net change	(2,186,400)	$(25,660,361)	(6,537,407)	$(75,195,343)
Admin Class
Issued from the sale of shares	363,178	$4,254,235	743,477	$8,605,977
Issued in connection with the reinvestment of distributions	54,091	635,942	128,494	1,482,677
Redeemed	(527,022)	(6,173,241)	(1,109,971)	(12,831,680)
Net change	(109,753)	$(1,283,064)	(238,000)	$(2,743,026)
Class N
Issued from the sale of shares	6,864,361	$81,248,094	10,520,788	$123,555,855
Issued in connection with the reinvestment of distributions	985,336	11,690,511	1,923,247	22,399,735
Redeemed	(3,691,033)	(43,707,361)	(5,053,472)	(58,843,966)
Net change	4,158,664	$49,231,244	7,390,563	$87,111,624
Decrease from capital share transactions	(6,914,744)	$(81,492,989)	(18,809,928)	$(218,525,533)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investment Grade Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,138,000	$11,648,279	2,416,535	$25,005,395
Issued in connection with the reinvestment of distributions	486,344	5,017,872	920,936	9,526,372
Redeemed	(3,292,694)	(33,730,428)	(333,915)	(3,510,877)
Net change	(1,668,350)	$(17,064,277)	3,003,556	$31,020,890
Increase (decrease) from capital share transactions	(1,668,350)	$(17,064,277)	3,003,556	$31,020,890
59 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
| 60

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that through December 31, 2024, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Bond Fund	55%	86%	94%
Loomis Sayles Investment Grade Fixed Income Fund	22%	11%	14%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for all periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent relative performance (i.e., for the three-month period ending March 31, 2025) had improved; and (3) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2024. The Board also considered information about each Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that both of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Bond Fund on all share classes, effective as of July 1, 2025. The Trustees also considered that the proposed reduction of the Loomis Sayles Bond Fund’s expense limitation would result in an additional waiver of advisory fees equal to one basis point. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the advisory fee was only one basis point higher than the median of the peer group of funds for Loomis Sayles Bond Fund; (2) that the advisory fee was only four basis points higher than the median of the peer group of funds for Loomis Sayles Investment Grade Fixed Income Fund; (3) that management
61 |

had proposed to reduce the expense limitation of Loomis Sayles Bond Fund, which is expected to result in an additional waiver of advisory fees equal to one basis point; and (4) that Loomis Sayles Investment Grade Fixed Income Fund had experienced top quartile performance over multiple time periods ended December 31, 2024.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that the Loomis Sayles Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Bond Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2026.
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2026
M-LSIF2SA-0625

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By: /s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2025